As filed with the Securities and Exchange Commission on December 12, 2024

Securities Act Registration No. 033-24962

Investment Company Act Registration No. 811-05186

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 197 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 209(X)

Check appropriate box or boxes

ADVANCED SERIES TRUST

Exact name of registrant as specified in charter

655Broad Street, 6th Floor Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

1-800-225-1852

Registrant’s Telephone Number, Including Area Code

Andrew R. French

655 Broad Street, 6th Floor

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph(b) X on December 19, 2024 pursuant to paragraph (b) __ 60 days after filing pursuant to paragraph (a)(1) __ on (____) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2) __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 197 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate December 19, 2024, as the new effective date for Post-Effective Amendment No. 195 filed pursuant to Rule 485(a) under the Securities Act on September 25, 2024. Post-Effective Amendment No. 195 was initially scheduled to become effective on December 9, 2024, and has been the subject of one delaying amendment, Post- Effective Amendment No. 196 filed pursuant to Rule 485(b) under the Securities Act on December 6, 2024.

Accordingly, the contents of Post-Effective Amendment No. 195 consisting of the Part A, Part B, and Part C, are hereby incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on December 12, 2024.

Advanced Series Trust

Timothy Cronin*

Timothy Cronin

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Timothy Cronin*	President and Principal Executive Officer

Timothy Cronin
Susan Davenport Austin*	Trustee

Susan Davenport Austin
Sherry S. Barrat*	Trustee

Sherry S. Barrat
Kay Ryan Booth*	Trustee

Kay Ryan Booth
Stephen M. Chipman*	Trustee

Stephen M. Chipman
Robert F. Gunia*	Trustee

Robert F. Gunia
Thomas M. O’Brien*	Trustee

Thomas M. O’Brien
Jessica Bibliowicz*	Trustee

Jessica Bibliowicz
Christian J. Kelly*	Chief Financial Officer (Principal Financial Officer)

Christian J. Kelly
Elyse McLaughlin*	Treasurer and Principal Accounting Officer

Elyse McLaughlin
*By: /s/ Melissa Gonzalez	Attorney-in-Fact	December 12, 2024

Melissa Gonzalez

POWER OF ATTORNEY

The undersigned, Susan Davenport Austin, Sherry S. Barrat, Jessica M. Bibliowicz, Kay Ryan Booth, Stephen M. Chipman, Timothy S. Cronin, Robert F. Gunia, Thomas M. O’Brien, Christian J. Kelly and Elyse McLaughlin, as directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness, Debra Rubano, Devan Fogle and George Hoyt or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin	/s/ Timothy S. Cronin

Susan Davenport Austin	Timothy S. Cronin
/s/ Sherry S. Barrat	/s/ Robert F. Gunia

Sherry S. Barrat	Robert F. Gunia
/s/ Jessica M. Bibliowicz	/s/ Kay Ryan Booth

Jessica M. Bibliowicz	Kay Ryan Booth
/s/ Thomas M. O’Brien	/s/ Stephen M. Chipman

Thomas M. O’Brien	Stephen M. Chipman
/s/ Christian J. Kelly	/s/ Elyse McLaughlin

Christian J. Kelly	Elyse McLaughlin

Dated: March 15, 2024

APPENDIX A

Advanced Series Trust

The Prudential Series Fund

Prudential’s Gibraltar Fund, Inc.